Summary of Significant Accounting Policies - Schedule of Disaggregate the Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregate the Revenue [Line Items]
Revenue	$ 1,868,333	$ 869,935	$ 1,073,351
Consulting services [Member]
Schedule of Disaggregate the Revenue [Line Items]
Revenue		800,000
Software development and post-contract maintenance [Member]
Schedule of Disaggregate the Revenue [Line Items]
Revenue		24,098	676,049
Placement agent services [Member]
Schedule of Disaggregate the Revenue [Line Items]
Revenue	1,860,000	45,837	372,677
Market data services [Member]
Schedule of Disaggregate the Revenue [Line Items]
Revenue			20,619
Other revenue [Member]
Schedule of Disaggregate the Revenue [Line Items]
Revenue	$ 8,333		$ 4,006